Contract Balances (Tables)	12 Months Ended
Dec. 31, 2020
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Summary Of Reconciliation Of Accounts Receivable
Accounts receivable, net consisted of the following:

		As of December 31,
	Note	2019	2020
Accounts receivable derived from governments cooperative arrangements	(i)	2,772	15,983
Accounts receivable from other customers	(ii)	4,915	14,920

Accounts receivable		7,687	30,903
Less: allowance for doubtful accounts		—	—

Accounts receivable, net		7,687	30,903

Aging Analysis Of Accounts Receivable
The aging analysis is as follows:

	As of December 31,
	2019	2020
Within 90 days (inclusive)	7,687	12,580
Over 90 days but within 1 year (inclusive)	—	18,323

	7,687	30,903
Less: allowance for doubtful accounts	—	—

Accounts receivable, net	7,687	30,903

Summary Of Contract Liabilities
The balances of the Group’s contract liabilities are as following:

	As of December 31,
	2019	2020
Current liabilities	171,303	203,482
Non-current liabilities	5,778	7,274

Contract liabilities	177,081	210,756

Summary Of Movements In Contract Liabilities
Movements in contract liabilities:

	2019	2020
Balance as of January 1,	134,400	177,081
Increase in contract liabilities as a result of receiving advances	328,329	399,410
Decrease in contract liabilities as a result of recognition of revenues during the year	(285,648)	(365,735)

Balance as of December 31,	177,081	210,756

Summary Of Deferred Revenue Under Government Cooperative Arrangements
The balances of the Group’s deferred revenue under government cooperative arrangements are as follows:

	As of December 31,
	2019	2020
Current liabilities	17,789	13,770
Non-current liabilities	4,032	12,370

Deferred revenue from governments	21,821	26,140

Summary Of Reconciliation Of Deferred Revenue
Movements in deferred revenue from governments:

	2019	2020
Balance as of January 1,	14,999	21,821
Addition during the year	31,854	32,380
Recognized in revenue during the year	(25,032)	(28,061)

Balance as of December 31,	21,821	26,140